UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                Face
State                         Amount     Municipal Bonds                                                                  Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.7%               $ 2,000     Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                         4.75% due 1/01/2025                                                           $    2,008
                             ----------------------------------------------------------------------------------------------------
                               2,950     University of Alabama, General Revenue Bonds, Series A, 5% due 7/01/2034 (i)       2,997
---------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.4%                 7,500     Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                                         5% due 12/01/2037                                                                  6,891
---------------------------------------------------------------------------------------------------------------------------------
California - 30.2%             7,150     Alameda Corridor Transportation Authority, California, Capital Appreciation
                                         Revenue Refunding Bonds,
                                         Subordinate Lien, Series A, 5.33% due 10/01/2025 (a)(n)                            6,000
                             ----------------------------------------------------------------------------------------------------
                               3,800     Anaheim, California, Public Financing Authority, Electric System
                                         Distribution Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)             3,950
                             ----------------------------------------------------------------------------------------------------
                                 550     Antelope Valley, California, Community College District, GO (Election of
                                         2004), Series B, 5.25% due 8/01/2039 (i)                                             587
                             ----------------------------------------------------------------------------------------------------
                               1,400     Arcadia, California, Unified School District, Capital Appreciation, GO
                                         (Election of 2006), Series A, 5.08% due 8/01/2039 (f)(n)                             265
                             ----------------------------------------------------------------------------------------------------
                               2,100     Cabrillo, California, Community College District, GO (Election of 2004),
                                         Series B, 5.20% due 8/01/2037 (i)(n)                                                 417
                             ----------------------------------------------------------------------------------------------------
                               4,800     Cabrillo, California, Community College District, GO (Election of 2004),
                                         Series B, 4.87% due 8/01/2038 (i)(n)                                                 898
                             ----------------------------------------------------------------------------------------------------
                               5,000     California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                         Permanente), Series A, 5.50% due 6/01/2022 (d)(f)                                  5,138
                             ----------------------------------------------------------------------------------------------------
                               1,120     California State, GO, 5% due 11/01/2037 (h)                                        1,122
                             ----------------------------------------------------------------------------------------------------
                               2,200     California State, GO, Refunding, 5.25% due 9/01/2010 (g)                           2,361
                             ----------------------------------------------------------------------------------------------------
                                  20     California State, GO, Refunding, 5.125% due 6/01/2027                                 20
                             ----------------------------------------------------------------------------------------------------
                               3,900     California State, GO, Refunding, 5.25% due 2/01/2033 (k)                           3,982
                             ----------------------------------------------------------------------------------------------------
                               5,700     California State, GO, Refunding, 5% due 6/01/2037 (h)                              5,708
                             ----------------------------------------------------------------------------------------------------
                               1,600     California State Public Works Board, Lease Revenue Bonds (Department of
                                         Corrections), Series C, 5% due 6/01/2025                                           1,607
                             ----------------------------------------------------------------------------------------------------
                               2,200     California State University, Systemwide Revenue Bonds, Series A,
                                         5% due 11/01/2035 (c)                                                              2,216
                             ----------------------------------------------------------------------------------------------------
                               2,750     California State, Various Purpose, GO, 5.25% due 11/01/2029                        2,824
                             ----------------------------------------------------------------------------------------------------
                               6,500     California State, Various Purpose, GO, 5.50% due 11/01/2033                        6,860
                             ----------------------------------------------------------------------------------------------------
                              15,000     East Side Union High School District, California, Santa Clara County,
                                         Capital Appreciation, GO (Election of 2002), Series E,
                                         5.15% due 8/01/2029 (h)(n)                                                         4,761
                             ----------------------------------------------------------------------------------------------------
                               1,370     East Side Union High School District, California, Santa Clara County,
                                         GO (Election of 2002), Series D, 5% due 8/01/2026 (h)                              1,397
                             ----------------------------------------------------------------------------------------------------
                               2,770     Fairfield-Suisun, California, Unified School District, GO (Election of
                                         2002), 5.50% due 8/01/2028 (i)                                                     2,983
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
CABS   Capital Appreciation Bonds
COP    Certificates of Participation
EDA    Economic Development Authority
GO     General Obligation Bonds
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bonds
PCR    Pollution Control Revenue Bonds
S/F    Single-Family

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                            $   800     Fresno, California, Unified School District, GO (Election of 2001),
                                        Series E, 5% due 8/01/2030 (f)                                                 $       837
                            ------------------------------------------------------------------------------------------------------
                              2,300     Golden State Tobacco Securitization Corporation of California, Tobacco
                                        Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (g)(h)                       2,583
                            ------------------------------------------------------------------------------------------------------
                              2,000     Golden State Tobacco Securitization Corporation of California, Tobacco
                                        Settlement Revenue Bonds, Series B, 5.625% due 6/01/2013 (b)(g)                      2,258
                            ------------------------------------------------------------------------------------------------------
                              2,815     John Swett Unified School District, California, GO, Series A, 5.50%
                                        due 8/01/2026 (f)                                                                    3,009
                            ------------------------------------------------------------------------------------------------------
                              2,600     Metropolitan Water District of Southern California, Waterworks Revenue
                                        Bonds, Series B-1, 5% due 10/01/2029 (c)                                             2,683
                            ------------------------------------------------------------------------------------------------------
                              1,475     Metropolitan Water District of Southern California, Waterworks Revenue
                                        Bonds, Series B-1, 5% due 10/01/2036 (c)                                             1,515
                            ------------------------------------------------------------------------------------------------------
                             11,975     Monterey Peninsula Community College District, California, GO, CABS,
                                        Series C, 5.08% due 8/01/2028 (f)(n)                                                 4,156
                            ------------------------------------------------------------------------------------------------------
                              2,300     Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (c)            2,320
                            ------------------------------------------------------------------------------------------------------
                              2,900     Palm Springs, California, Financing Authority, Lease Revenue Refunding
                                        Bonds (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                3,135
                            ------------------------------------------------------------------------------------------------------
                              1,250     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                        (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                             1,257
                            ------------------------------------------------------------------------------------------------------
                                375     Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation
                                        Refunding Bonds (Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (i)         376
                            ------------------------------------------------------------------------------------------------------
                              5,000     Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                        Series N, 5% due 8/15/2028 (i)                                                       5,061
                            ------------------------------------------------------------------------------------------------------
                              1,350     Sacramento, California, Unified School District, GO (Election of 2002),
                                        5% due 7/01/2030 (i)                                                                 1,402
                            ------------------------------------------------------------------------------------------------------
                                900     Southern California Public Power Authority, Natural Gas Project Number 1,
                                        Revenue Bonds, Series A, 5% due 11/01/2028                                             878
                            ------------------------------------------------------------------------------------------------------
                              1,325     Tamalpais, California, Union High School District, GO (Election of 2001),
                                        5% due 8/01/2028 (f)                                                                 1,382
                            ------------------------------------------------------------------------------------------------------
                              2,025     Ventura County, California, Community College District, GO (Election of
                                        2002), Series B, 5% due 8/01/2030 (i)                                                2,103
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.7%               1,150     Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                                        Initiatives), Series A, 5.50% due 3/01/2032 (d)                                      1,232
                            ------------------------------------------------------------------------------------------------------
                              1,200     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                        Communities Inc.), Series A, 5.50% due 12/01/2027 (k)                                1,229
                            ------------------------------------------------------------------------------------------------------
                                675     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                        Communities Inc.), Series A, 5.50% due 12/01/2033 (k)                                  685
                            ------------------------------------------------------------------------------------------------------
                              7,500     E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue
                                        Refunding Bonds, Series B, 5.607% due 9/01/2032 (i)(n)                               1,853
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.7%   1,955     District of Columbia, GO, Series A, 4.75% due 6/01/2036 (c)                          1,901
----------------------------------------------------------------------------------------------------------------------------------
Florida - 7.3%                2,000     Duval County, Florida, School Board, COP (Master Lease Program),
                                        5% due 7/01/2033 (f)                                                                 2,048
                            ------------------------------------------------------------------------------------------------------
                              3,050     Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                        Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036                      3,080
                            ------------------------------------------------------------------------------------------------------
                              1,700     Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                        Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032           1,704
                            ------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                            $11,300     Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                        International Airport), AMT, 5% due 10/01/2040 (h)(l)                          $    11,202
                            ------------------------------------------------------------------------------------------------------
                                730     Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                                        Improvement Program), 5% due 1/01/2037 (i)                                             737
                            ------------------------------------------------------------------------------------------------------
                              2,365     Peace River/Manasota Regional Water Supply Authority, Florida, Utility
                                        System Revenue Bonds, Series A, 5% due 10/01/2030 (f)                                2,438
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 7.2%                5,000     Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                                        5.25% due 1/01/2033 (f)                                                              5,170
                            ------------------------------------------------------------------------------------------------------
                              5,000     Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875%
                                        due 1/01/2017 (c)                                                                    5,325
                            ------------------------------------------------------------------------------------------------------
                              2,850     Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)          2,932
                            ------------------------------------------------------------------------------------------------------
                                800     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A,
                                        5% due 11/01/2033 (i)                                                                  812
                            ------------------------------------------------------------------------------------------------------
                              4,610     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A,
                                        5% due 11/01/2039 (i)                                                                4,668
                            ------------------------------------------------------------------------------------------------------
                              1,880     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)            1,986
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 16.4%              5,200     Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                        AMT, Series B-2, 5.75% due 1/01/2023 (f)                                             5,568
                            ------------------------------------------------------------------------------------------------------
                              2,200     Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                        AMT, Series B-2, 6% due 1/01/2029 (h)                                                2,323
                            ------------------------------------------------------------------------------------------------------
                              2,460     Cook County, Illinois, Capital Improvement, GO, Series C,
                                        5.50% due 11/15/2012 (a)(g)                                                          2,772
                            ------------------------------------------------------------------------------------------------------
                             10,000     Illinois Regional Transportation Authority Revenue Bonds, 6.50%
                                        due 7/01/2026 (i)                                                                   12,734
                            ------------------------------------------------------------------------------------------------------
                             21,675     Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                        5.264% due 6/15/2030 (a)(n)                                                         20,745
                            ------------------------------------------------------------------------------------------------------
                              3,500     Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                        State Tax Revenue Bonds (McCormick Place
                                        Expansion), Series A, 5% due 12/15/2028 (i)                                          3,581
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.4%              1,490     Jefferson Parish, Louisiana, Home Mortgage Authority,
                                        S/F Mortgage Revenue Bonds, AMT, Series B-1,
                                        6.65% due 12/01/2033 (e)(i)                                                          1,575
                            ------------------------------------------------------------------------------------------------------
                              5,500     Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (i)                 5,623
                            ------------------------------------------------------------------------------------------------------
                              2,300     Louisiana Local Government Environmental Facilities and Community
                                        Development Authority, Revenue Bonds (Capital Projects and Equipment
                                        Acquisition Program), Series A, 6.30% due 7/01/2030 (a)                              2,607
                            ------------------------------------------------------------------------------------------------------
                              1,800     Louisiana State Citizens Property Insurance Corporation, Assessment
                                        Revenue Bonds, Series B, 5% due 6/01/2023 (a)                                        1,813
                            ------------------------------------------------------------------------------------------------------
                              3,500     Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A,
                                        4.75% due 5/01/2039 (f)                                                              3,500
                            ------------------------------------------------------------------------------------------------------
                              3,185     Louisiana State Transportation Authority, Senior Lien Toll Revenue
                                        Capital Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                    1,120
                            ------------------------------------------------------------------------------------------------------
                              2,400     New Orleans, Louisiana, Aviation Board Revenue Bonds, AMT, Series A,
                                        5% due 1/01/2038 (f)                                                                 2,393
                            ------------------------------------------------------------------------------------------------------
                              1,750     Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power
                                        LLC Project), AMT, 4.70% due 11/01/2036 (a)                                          1,638
                            ------------------------------------------------------------------------------------------------------
                              1,300     Terrebonne Parish, Louisiana, Hospital Service District Number 1,
                                        Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                                        5.50% due 4/01/2033 (a)                                                              1,379
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.6%          2,290     Massachusetts Bay Transportation Authority, Sales Tax Revenue
                                        Refunding Bonds, Senior Series A-2 4.80% due 7/01/2035 (n)                             547
                            ------------------------------------------------------------------------------------------------------
                              1,500     Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
                                        4.80% due 12/01/2027 (f)                                                             1,447
                            ------------------------------------------------------------------------------------------------------
                              1,750     Massachusetts State Health and Educational Facilities Authority Revenue
                                        Bonds (Lahey Clinic Medical Center), Series D, 5.25% due 8/15/2037                   1,767
                            ------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                            $   840     Massachusetts State Water Resource Authority, General Revenue Refunding
                                        Bonds, Series B, 5.125% due 8/01/2027 (i)                                      $       869
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.7%               1,500     Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
                                        Series B, 5% due 7/01/2036 (c)                                                       1,493
                            ------------------------------------------------------------------------------------------------------
                              1,000     Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                        Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                         1,038
                            ------------------------------------------------------------------------------------------------------
                              3,335     Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                                        Bonds (Sparrow Obligated Group), 5% due 11/15/2036                                   3,290
                            ------------------------------------------------------------------------------------------------------
                              1,000     Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                                        Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A,
                                        5.50% due 6/01/2030 (h)                                                              1,022
                            ------------------------------------------------------------------------------------------------------
                              3,900     Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                                        Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C,
                                        5.45% due 12/15/2032 (h)                                                             3,956
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.9%              2,655     Dakota County, Minnesota, Community Development Agency, S/F Mortgage
                                        Revenue Bonds (Mortgage-Backed Securities Program), Series B,
                                        5.15% due 12/01/2038 (e)(p)                                                          2,615
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%               4,000     Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                        (Missouri Direct Deposit Program), 5.75% due 3/01/2010 (c)(g)                        4,314
                            ------------------------------------------------------------------------------------------------------
                              1,500     Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                        (Missouri Direct Deposit Program), 6% due 3/01/2010 (c)(g)                           1,626
----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%               1,300     Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
                                        Series A, 5% due 4/01/2033 (f)                                                       1,347
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.1%                 2,800     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital
                                        Project), Series A, 5.50% due 9/01/2033 (k)                                          2,846
                            ------------------------------------------------------------------------------------------------------
                              1,500     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                        Series A-2, 5% due 7/01/2030 (c)                                                     1,505
                            ------------------------------------------------------------------------------------------------------
                              2,700     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                        Series A-2, 5% due 7/01/2036 (c)                                                     2,692
                            ------------------------------------------------------------------------------------------------------
                              2,200     Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A,
                                        4.75% due 9/01/2036 (c)                                                              2,078
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%             1,070     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                     1,064
                            ------------------------------------------------------------------------------------------------------
                                500     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                       484
                            ------------------------------------------------------------------------------------------------------
                              2,400     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                        5% due 7/01/2029 (i)                                                                 2,481
                            ------------------------------------------------------------------------------------------------------
                              4,800     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                        5.25% due 7/01/2033 (i)                                                              4,961
                            ------------------------------------------------------------------------------------------------------
                              4,250     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                        5.125% due 3/01/2028                                                                 4,446
                            ------------------------------------------------------------------------------------------------------
                              4,000     New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
                                        5.125% due 9/01/2028                                                                 4,182
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.3%             6,295     New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien,
                                        Series A, 6% due 6/15/2010 (f)(g)                                                    6,820
----------------------------------------------------------------------------------------------------------------------------------
New York - 8.2%               1,800     Metropolitan Transportation Authority, New York, Transportation Revenue
                                        Bonds, Series A, 5% due 11/15/2032 (c)                                               1,834
                            ------------------------------------------------------------------------------------------------------
                              9,280     Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                                        5.75% due 8/01/2009 (f)(g)                                                           9,965
                            ------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 5,000     New York State Dormitory Authority, Revenue Refunding Bonds (State
                                        University Educational Facilities), 5.75% due 5/15/2010 (c)(g)                 $     5,432
                            ------------------------------------------------------------------------------------------------------
                              6,115     Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                        Series A-1, 5.25% due 6/01/2022 (a)                                                  6,518
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.4%                   5,120     Plain, Ohio, Local School District, GO, Refunding, 6% due 6/01/2011 (c)(g)           5,694
                            ------------------------------------------------------------------------------------------------------
                              1,170     Plain, Ohio, Local School District, GO, Refunding, 6% due 12/01/2020 (c)             1,275
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.3%               5     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                        6% due 1/01/2017 (f)                                                                     5
                            ------------------------------------------------------------------------------------------------------
                              1,340     Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                                        5.25% due 10/01/2032                                                                 1,344
                            ------------------------------------------------------------------------------------------------------
                              2,350     Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998
                                        General Ordinance, 7th Series, 5% due 10/01/2032 (a)                                 2,352
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.5%           4,010     Rhode Island State Health and Educational Building Corporation, Higher
                                        Education Facilities Revenue Bonds (University of Rhode Island), Series A,
                                        5.70% due 9/15/2009 (g)(i)                                                           4,277
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.7%         2,450     Berkeley County, South Carolina, School District, Installment Lease
                                        Revenue Bonds (Securing Assets for Education Project), 5.125% due 12/01/2030         2,479
                            ------------------------------------------------------------------------------------------------------
                              2,075     Kershaw County, South Carolina, Public Schools Foundation, Installment
                                        Power Revenue Refunding Bonds, 5% due 12/01/2029 (b)                                 2,085
                            ------------------------------------------------------------------------------------------------------
                              6,100     South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
                                        5% due 10/01/2033 (a)                                                                6,193
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%              3,920     Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A,
                                        5.25% due 9/01/2026                                                                  3,880
                            ------------------------------------------------------------------------------------------------------
                              1,500     Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series C,
                                        5% due 2/01/2027                                                                     1,433
----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.9%                 2,000     Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A,
                                        6% due 7/15/2010 (f)(g)                                                              2,174
                            ------------------------------------------------------------------------------------------------------
                              4,000     Gregg County, Texas, Health Facilities Development Corporation, Hospital
                                        Revenue Bonds (Good Shepherd Medical Center Project),
                                        6.875% due 10/01/2010 (g)(k)                                                         4,499
                            ------------------------------------------------------------------------------------------------------
                              9,345     Leander, Texas, Independent School District, Capital Appreciation, GO,
                                        Refunding (School Building), 5.51% due 8/15/2030 (c)(n)                              2,755
                            ------------------------------------------------------------------------------------------------------
                              8,800     Leander, Texas, Independent School District, Capital Appreciation, GO,
                                        Refunding (School Building), 5.58% due 8/15/2035 (n)                                 1,952
                            ------------------------------------------------------------------------------------------------------
                              3,915     Lewisville, Texas, Independent School District, Capital Appreciation and
                                        School Building, GO, Refunding, 4.67% due 8/15/2024 (c)(n)                           1,684
                            ------------------------------------------------------------------------------------------------------
                              3,500     Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                        AMT, 6.375% due 4/01/2027                                                            3,518
                            ------------------------------------------------------------------------------------------------------
                              2,250     Matagorda County, Texas, Navigation District Number 1, PCR, Refunding
                                        (Central Power and Light Company Project), AMT, 5.20% due 5/01/2030 (i)              2,269
                            ------------------------------------------------------------------------------------------------------
                              4,925     North Harris County, Texas, Regional Water Authority, Senior Lien
                                        Revenue Bonds, 5.125% due 12/15/2035 (i)                                             5,053
                            ------------------------------------------------------------------------------------------------------
                                800     North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds,
                                        Series A, 5% due 1/01/2035 (f)                                                         824
                            ------------------------------------------------------------------------------------------------------
                              1,293     Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                        (Professional Educators HomeLoan Program), AMT, Series A-1,
                                        5.50% due 12/01/2039 (e)(p)                                                          1,360
                            ------------------------------------------------------------------------------------------------------
                              4,800     Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                        Bonds, First Tier, Series A, 5.75% due 8/15/2038 (a)                                 4,980
                            ------------------------------------------------------------------------------------------------------
                              3,600     Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                        Bonds, First Tier, Series A, 5.50% due 8/15/2039 (a)                                 3,682
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
Vermont - 1.1%              $   700     Vermont HFA, Revenue Refunding Bonds, AMT, Series C,
                                        5.50% due 11/01/2038 (f)                                                       $       711
                            ------------------------------------------------------------------------------------------------------
                              2,755     Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27,
                                        4.85% due 11/01/2032 (f)                                                             2,618
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%               2,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding
                                        Bonds (Old Dominion Electric Cooperative Project), AMT,
                                        5.625% due 6/01/2028 (a)                                                             2,205
----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.3%             7,470     Port of Seattle, Washington, Revenue Bonds, AMT, Series B,
                                        6% due 2/01/2016 (i)                                                                 7,815
                            ------------------------------------------------------------------------------------------------------
                              2,100     Port of Tacoma, Washington, GO, AMT, Series B, 4.875% due 12/01/2038 (l)             2,052
                            ------------------------------------------------------------------------------------------------------
                              1,600     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A,
                                        5.25% due 12/01/2014 (a)(g)                                                          1,829
                            ------------------------------------------------------------------------------------------------------
                              6,150     Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                        6% due 10/01/2009 (g)(i)                                                             6,600
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Bonds  (Cost - $380,313) - 134.1%                                  390,556
----------------------------------------------------------------------------------------------------------------------------------

                                        Municipal Bonds Transferred to Tender Option Bond Trusts (j)
----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.7%                1,250     Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                        (Miami International Airport), AMT, Series A, 5% due 10/01/2040 (h)                  1,191
                            ------------------------------------------------------------------------------------------------------
                              3,575     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                                        5.125% due 1/01/2032 (c)                                                             3,659
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.0%               17,000     Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien
                                        Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (f)                             17,336
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.1%               9,500     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                        Refunding Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (i)                  9,820
                            ------------------------------------------------------------------------------------------------------
                              7,250     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                                        Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B,
                                        5.75% due 6/15/2023 (i)                                                              7,876
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 10.8%        20,000     Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT,
                                        Series F, 5.25% due 1/01/2046 (f)                                                   19,676
                            ------------------------------------------------------------------------------------------------------
                              2,900     Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                        (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2016 (a)               3,019
                            ------------------------------------------------------------------------------------------------------
                              2,670     Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                        (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)               2,780
                            ------------------------------------------------------------------------------------------------------
                              5,800     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                        Bonds, Series A, 5% due 8/15/2030 (f)                                                6,025
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%             4,600     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (l)                 4,840
                            ------------------------------------------------------------------------------------------------------
                              4,000     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (l)                 4,208
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 6.7%         2,725     Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25% due 12/01/2028 (l)          2,873
                            ------------------------------------------------------------------------------------------------------
                              2,425     Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25% due 12/01/2029 (l)          2,555
                            ------------------------------------------------------------------------------------------------------
                                880     Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25% due 12/01/2030 (l)            925
                            ------------------------------------------------------------------------------------------------------
                              3,000     Pickens County South Carolina, Scago Educational Facility Revenue Bonds,
                                        Federal and State Tax-exempt, 5% due 12/01/2031 (f)                                  3,064
                            ------------------------------------------------------------------------------------------------------
                             10,000     South Carolina Transportation Infrastructure Bank Revenue Bonds,
                                        Series A, 5% due 10/01/2033 (a)                                                     10,153
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount     Municipal Bonds Transferred to Tender Option Bond Trusts (j)                      Value
----------------------------------------------------------------------------------------------------------------------------------
Texas - 1.7%                $ 5,000     Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                                        Series A, 5.50% due 11/01/2033 (i)                                             $     5,086
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                        (Cost - $106,410) - 36.1%                                                          105,086
----------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held     Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                              1,400     Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (m)(o)                            1,400
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities  (Cost - $1,400) - 0.5%                                  1,400
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $488,123*) - 170.7%                                      497,042

                                        Other Assets Less Liabilities - 2.0%                                                 5,786

                                        Liability for Trust Certificates, Including Interest Expense Payable - (17.7%)     (51,497)

                                        Preferred Stock, at Redemption Value - (55.0%)                                    (160,088)
                                                                                                                       -----------
                                        Net Assets Applicable to Common Stock - 100.0%                                 $   291,243
                                                                                                                       ===========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 436,942
                                                                      =========
      Gross unrealized appreciation                                   $  13,361
      Gross unrealized depreciation                                      (4,551)
                                                                      ---------
      Net unrealized appreciation                                     $   8,810
                                                                      =========

(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   Escrowed to maturity.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   Prerefunded.
(h)   XL Capital Insured.
(i)   MBIA Insured.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   Radian Insured.
(l)   Assured Guaranty Insured.

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      93               $     26
      --------------------------------------------------------------------------

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   Represents the current yield as of January 31, 2008.
(p)   FHLMC Collateralized.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 24, 2008